UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22904

Evanston Alternative Opportunities Fund
(Exact name of registrant as specified in charter)

1560 Sherman Avenue, Suite 960
Evanston, Illinois 60201
(Address of principal executive offices) (Zip code)

Scott Zimmerman
1560 Sherman Avenue, Suite 960
Evanston, Illinois 60201
(Name and address of agent for service)

Registrant’s telephone number, including area code:    (847) 328-4961

Date of fiscal year end:  March 31

Date of reporting period:  December 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Evanston Alternative Opportunities Fund

Schedule of Investments

(Unaudited)

December 31, 2017

Investments in Portfolio Funds *	First Acquisition Date	Cost	Fair Value	Percentage of Net Assets	Liquidity**
Event Driven(a)
Silver Point Capital Offshore Fund, Ltd.	1/1/2016	$4,402,305	$5,198,022	9.34%	Annually

Total Event Driven		4,402,305	5,198,022	9.34

Global Asset Allocation(b)
Element Capital Feeder Fund Limited	11/1/2014	5,208,452	5,954,882	10.70	Quarterly
Rokos Global Macro Fund Limited	11/1/2015	1,700,000	1,914,936	3.44	Monthly

Total Global Asset Allocation		6,908,452	7,869,818	14.14

Long-Short(c)
Kintbury Equity Fund Limited	7/1/2016	1,800,000	1,666,887	2.99	Quarterly
Long Pond Offshore, Ltd.	6/1/2015	1,952,344	2,393,403	4.30	Quarterly
Matrix Capital Management Fund (Offshore) Ltd.	7/1/2014	1,834,677	2,208,215	3.97	Quarterly
Oxbow Fund (Offshore) Limited	9/1/2015	2,147,198	2,708,768	4.87	Quarterly
Pleiad Asia Offshore Feeder Fund	12/1/2014	2,425,000	2,820,830	5.07	Quarterly
Soroban Cayman Fund Ltd	7/1/2014	4,600,000	4,987,721	8.96	Quarterly
The Adelphi Europe Fund	7/1/2014	2,000,945	2,306,012	4.14	Quarterly
Whale Rock Flagship Fund Ltd.	7/1/2014	1,715,226	2,581,468	4.64	Quarterly

Total Long-Short		18,475,390	21,673,304	38.94

Relative Value(d)
Iguazu Investors (Cayman), SPC	7/1/2014	1,723,042	1,959,727	3.52	Quarterly
Ionic Volatility Arbitrage Fund II Ltd.	7/1/2015	2,374,925	1,618,774	2.91	Monthly
Palmetto Fund, Ltd.***	7/1/2014	2,461	1,593	0.00	N/A****
Pine River Fixed Income Fund Ltd.	7/1/2014	67,690	43,168	0.08	N/A****
Triton Fund, Ltd.***	7/1/2014	803,615	782,598	1.41	Quarterly

Total Relative Value		4,971,733	4,405,860	7.92

Multi-Discipline(e)
Anchorage Capital Partners Offshore, Ltd.	7/1/2014	4,900,000	5,368,878	9.65	Annually
Castle Hook Offshore Fund Ltd.	1/1/2017	2,900,000	3,070,426	5.52	Quarterly
Diameter Offshore Fund LP	9/1/2017	2,250,000	2,308,061	4.15	Quarterly
Sachem Head Offshore Ltd.	7/1/2014	2,103,717	2,573,150	4.62	Quarterly
Senator Global Opportunity Offshore Fund II Ltd	7/1/2014	2,422,532	2,821,107	5.07	Quarterly
Zebedee Focus Fund Limited	7/1/2014	1,785,152	1,947,998	3.50	Monthly

Total Multi-Discipline		16,361,401	18,089,620	32.51

Total investments in Portfolio Funds		$51,119,281	$57,236,624	102.85

Evanston Alternative Opportunities Fund

Schedule of Investments (continued)

(Unaudited)

December 31, 2017

	Cost	Fair Value	Percentage of Net Assets
Short-term investments
Money Market Fund
100% U.S. Treasury Institutional Shares	$1,754,039	$1,754,039	3.15%

Total investments in Portfolio Funds and short-term investments	$52,873,320	$58,990,663	106.00

Remaining assets less liabilities		(3,341,099)	(6.00)

Net assets		$55,649,564	100.00%

Investments by Strategy (as a percentage of total investments)

Event Driven	8.81%
Global Asset Allocation	13.34
Long-Short	36.74
Relative Value	7.47
Multi-Discipline	30.67
Short-term Investments	2.97

Total	100.00%

*	Investments in Portfolio Funds are non-income producing.

**

Available frequency of redemptions after initial lock-up period, if any. Different tranches may have different liquidity terms and may be subject to investor level gates. Redemption notice periods range from 15 to 90 days. If applicable, the lock up period is 12 months.

***	These Portfolio Funds are domiciled in Bermuda. All other Portfolio Funds are domiciled in the Cayman Islands.

****	These Portfolio Funds are not redeemable; rather the Fund receives distributions through the liquidation of the underlying assets of these Portfolio Funds.

(a)

Event driven strategies involve investing in opportunities created by significant transaction events, such as spin-offs, mergers and acquisitions, and reorganizations. These strategies include but are not limited to risk arbitrage, distressed situations investing, special situations, and opportunistic investing.

(b)

Global asset allocation strategies seek to exploit opportunities in various global markets. Portfolio Funds employing these strategies have a broad mandate to invest in those markets and instruments which they believe provide the best opportunity. Portfolio Funds employing a global macro strategy may take positions in currencies, sovereign bonds, global equities and equity indices, or commodities.

Evanston Alternative Opportunities Fund

Schedule of Investments (continued)

(Unaudited)

December 31, 2017

(c)

Long-short strategies seek to profit by taking positions in equities and generally involve fundamental analysis in the investment decision process. Portfolio Fund Managers in these strategies tend to be “stock pickers” and typically manage market exposure by shifting allocations between long and short investments depending on market conditions and outlook. Long-short strategies may comprise investments in one or more multiple countries, including emerging markets and one or more multiple sectors.

(d)

Relative value strategies seek to profit by exploiting pricing inefficiencies between related instruments while remaining long-term neutral to directional price movements in any one market. Relative value strategies consist of an exposure to some second order aspect of the market.

(e)	Multi-discipline managers employ a combination of any of the above mentioned strategies.

Evanston Alternative Opportunities Fund

Fair Value Measurement

In accordance with Accounting Standards Update (“ASU”) 2015-07, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent), investments in Portfolio Funds valued at NAV are not required to be included in the fair value hierarchy. As such, investments in Portfolio Funds with a fair value of $57,236,624 are excluded from the fair value hierarchy as of December 31, 2017.

During the period ended December 31, 2017, the Fund held short-term investments in a money market fund which are categorized as Level 1.

Federal Income Tax Information

As of December 31, 2017, gross unrealized appreciation and depreciation of the Fund’s investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$57,649,563

Gross unrealized appreciation	$522,730
Gross unrealized depreciation	(935,669)

Gross unrealized appreciation/(depreciation) on investments	$(412,939)

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Evanston Alternative Opportunities Fund

By (Signature and Title)*	/s/ Kenneth A. Meister
Kenneth A. Meister, President and Principal Executive Officer
(principal executive officer)

Date February 20, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kenneth A. Meister
Kenneth A. Meister, President and Principal Executive Officer
(principal executive officer)

Date    February 20, 2018

By (Signature and Title)*	/s/ Ryan Cahill
Ryan Cahill, Treasurer and Principal Financial Officer
(principal financial officer)

Date    February 20, 2018

*	Print the name and title of each signing officer under his or her signature.